TAXES	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
TAXES

NOTE 10 – TAXES

Income Taxes

British Virgin Islands (“BVI”)

Tian’an is registered in BVI and are not subject to tax on income or capital gain. In addition, payments of dividends by Tian’an to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’s subsidiary, Yunke, is incorporated in Hong Kong and have no operating profit or tax liabilities during the period. Yunke is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong.

The PRC

The Company’s subsidiary operating in the PRC is subject to the Corporate Income Tax Law of the PRC at a unified income tax rate of 25%. The reconciliation of income tax rate to the effective income tax rate for the six months ended June 30, 2024 and 2023 from our continuing operation is as follows:

	For the Six Months Ended June 30,
	2024	2023
Loss before income taxes from operations in the PRC	$(103,149)	$(76,899)
Statutory income tax rate	25%	25%
Income tax expense at statutory rate	(25,787)	(19,225)
Tax effect of non-deductible items	-	-
Valuation allowance of deferred tax assets	25,787	19,225
Income tax expense	$-	$-

Management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. Accordingly, the Company provided for a full valuation allowance against its deferred tax assets of $25,787 and $62,502 as of June 30, 2024 and December 31, 2023, respectively, primarily relating to net operating loss carryforwards from the local tax regime.

Value-Added Tax and Other Withholding and Other Levies

The Company’s products are sold in the PRC and are subject to VAT on the gross sales price. The VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company for raw materials and other materials included in the cost of producing or acquiring its finished products. The Company records a VAT payable net of payments if the VAT payable on the gross sales is larger than VAT paid by the Company on purchase of materials or finished goods: otherwise, the Company records a VAT deductible in the accompanying financial statements net of any VAT payable at the end of reporting periods. As of June 30, 2024 and December 31, 2023, the Company recorded VAT credit of $0 and $1,500, respectively.

The Company is also subject to other levies such as stamp tax, unban construction tax, additional education tax which are charged by local governments. The rates of such levies are small and vary among the different jurisdictions in which the Company does business. The Company also acts as the personal income tax withholding agent for the salaries paid its employees. As of June 30, 2024 and December 31, 2023, the Company recorded other levies and withholding $0, respectively.